Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 — SUBSEQUENT EVENTS

a.

On February 23, 2023, the Company and Jeffs’ Brands Holdings entered into a stock purchase agreement with SciSparc (the “Wellution Agreement”), as amended on March 22, 2023 by Addendum No. 1 to the Wellution Agreement (the “Addendum”), pursuant which, on March 22, 2023, Jeffs’ Brands Holdings acquired from SciSparc 57 shares of common stock of SciSparc U.S., a wholly-owned subsidiary of SciSparc that owns and operates Wellution, a top-selling Amazon food supplements and cosmetics brand, subject to the holdback by SciSparc of 11 shares as described below, representing approximately 49% of the issued and outstanding common stock of SciSparc U.S., for approximately $3 million in cash (including the Price Adjustment, as defined below), of which approximately $2.5 million was paid at the closing (the “Wellution Transaction”). The Addendum provided for the payment by us to SciSparc of an additional amount of $489,330 in cash for the purchase price adjustments (the “Price Adjustment,”) related to inventory and working capital, payable in five equal installments of $97,866 on the tenth day of each consecutive calendar month, beginning in May 2023. As collateral for the payment in full of the Price Adjustment, SciSparc held back 11 shares of common stock of SciSparc U.S, which will be released to Jeffs’ Brands Holdings once the final payment is made. Pursuant to the Wellution Agreement, in connection with the closing of the Wellution Transaction, on March 22, 2023, the Company entered into a consulting agreement with SciSparc U.S. (the “SciSparc Consulting Agreement”), pursuant to which the Company will provide management services to SciSparc U.S. for the Wellution brand for a monthly fee of $20 thousands and the Company will receive a one-time signing bonus in the amount of $51 thousands. The SciSparc Consulting Agreement is for an undefined period of time and may be terminated by either party with 30 days advance notice.

Also pursuant to the Wellution Agreement, in connection with the closing of the Wellution Transaction, effective as of March 22, 2023, the Company issued 247,415 of its Ordinary Shares to SciSparc and on March 29, 2023 SciSparc issued 360,297 of its Ordinary Shares to the Company in a mutual share exchange (collectively, the “Exchange Shares”), representing 2.97% and 4.99%, respectively, of the Company’s and SciSparc’s issued and outstanding ordinary shares. The number of Exchange Shares acquired by each company was calculated by dividing $288,238, which was adjusted from $300,000, pursuant to the 4.99% ownership limitation included in the Wellution Agreement, by the average closing price of the relevant company’s shares on the Nasdaq Capital Market for the 30 consecutive trading days ending on the third trading day immediately prior to the closing date.

b.	On March 2, 2023, the Company entered into a share purchase agreement (the “Fort SPA”), with the holders (the “Sellers”), of all of the issued and outstanding share capital of Fort, a company incorporated under the laws of England and Wales and engaged in the sale of pest control products primarily through Amazon.uk, pursuant to which on March 9, 2023, the Company acquired all of the issued and outstanding share capital of Fort, for approximately £2,000,000 (approximately $2,400 thousands) in cash (the “Fort Acquisition”). The Fort SPA provides that for a period of three years from closing, the Sellers will not compete with Fort’s business.

Also in connection with the Fort Acquisition, on March 9, 2023, the Company and Fort entered into settlement agreements with all of Fort’s employees, including the Sellers, providing that such employees’ employment with Fort will terminate three months following March 9, 2023 and certain other customary conditions. During this three-month period, the Company intends to carry out operational changes in Fort’s business that will allow Fort to wind down the activities conducted in its leased warehouse and to move all such operations to warehouses operated by Amazon. In connection with the closing of the acquisition, on March 9, 2023, the Company and the Sellers entered into a consulting agreement, pursuant to which the Sellers will provide us with consultancy services for a period of three months, in consideration for a monthly fee of £2,500 (approximately $3,000).

The Fort acquisition was accounted for as an asset acquisition, as substantially all of the fair value of the assets being acquired under the arrangement was concentrated in the brand name.

c.	In March 2023 the Company paid to Pure Capital $352 thousands in accordance with the consultant agreement in relation to the two purchases as described in note 17.a and note 17.b. For additional information see note 16.c.2.